FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 1999

                          Check here if Amendment [x]:

                        This Amendment (Check only one.):

                              [x] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                              Name: Ronald Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                         312 West State Street, Suite B
                            Kennett Square, PA 19348



                            Form 13F File Number: 28-
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,
                      correct and complete, and that it is
                       understood that all required items,
                  statements, schedules, lists, and tables, are
                          considered integral parts of
                                   this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager: Ronald Juvonen

Name: Ronald Juvonen

Title: Managing Member

Phone: (610) 925-3480

Signature, Place, and Date of Signing:

/s/Ronald Juvonen
----------------------------
Ronald Juvonen

Kennett Square, PA
----------------------------

As of May 14, 1999
----------------------------


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers: None

Form 13F Information Table Entry Total:                  34

Form 13F Information Table Value Total:              $ 79,766 (thousands)

Note: Confidential Information has been omitted and filed separately with the Securities and Exchange Commission.
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                           FORM 13F INFORMATION TABLE

                                                            VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
  NAME OF ISSUER          TITLE OF CLASS        CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS     SOLE    SHARED   NONE

AIR EXPRESS INT'L CORP        COM             009104100     1261.4   83400   SH      SOLE                 83400
ASHWORTH INC                  COM             04516H101     1530.2  437200   SH      SOLE                437200
ASHWORTH INC                  COM             04516H101     222.95   63700   SH      SOLE                 63700
BORDERS GROUP INC             CALL            099709907      9.375     600   SH CALL SOLE                   600
BORDERS GROUP INC             COM             099709107     843.75   60000   SH      SOLE                 60000
CIRCUIT CITY STORES INC       COM             172737108     3965.3   51750   SH      SOLE                 51750
CCC INFO SRVC GRP INC         COM             12487Q109     4180.9  359650   SH      SOLE                359650
CCC INFO SRVC GRP INC         COM             12487Q109     1573.4  135350   SH      SOLE                135350
CENTURA SOFTWARE CORP         COM             15640W103     30.938   30000   SH      SOLE                 30000
EGGHEAD INC                   COM             282330109     363.75   20000   SH      SOLE                 20000
EAGLE USA AIRFREIGHT INC      COM             270018104      487.5   15000   SH      SOLE                 15000
GENTEX CORP                   CALL            371901909     286.88    1800   SH CALL SOLE                  1800
GENTEX CORP                   COM             371901109     7331.3  340000   SH      SOLE                340000
GENTEX CORP                   COM             371901109     4592.8  213000   SH      SOLE                213000
HA-LO INDUSTRIES INC          COM             404429102     5448.3  442500   SH      SOLE                442500
HA-LO INDUSTRIES INC          COM             404429102     1231.3  100000   SH      SOLE                100000
HYPERION SOLUTIONS            COM             44914M104     5291.1  364900   SH      SOLE                364900
HYPERION SOLUTIONS            COM             44914M104     2309.1  159250   SH      SOLE                159250
INVESTMENT TECH GRP INC       COM             461450108     8703.6  171500   SH      SOLE                171500
INVESTMENT TECH GRP INC       COM             461450108     3298.8   65000   SH      SOLE                 65000
INFOUSA INC NEW               CL A            456818202     1183.2  278400   SH      SOLE                278400
INFOUSA INC NEW               CL A            456818202     361.25   85000   SH      SOLE                 85000
INFOUSA INC NEW               CL B            456818103      112.5  155000   SH      SOLE                155000
INFOUSA INC NEW               CLB             456818103       26.1    5800   SH      SOLE                  5800
CIRCUIT CITY STORES INC       CARMAX          172737306     1154.1  293100   SH      SOLE                293100
CIRCUIT CITY STORES INC       CARMAX          172737306     113.79   28900   SH      SOLE                 28900
MOORE HANDLEY INC             COM             615762101        242  121000   SH      SOLE                121000
REXALL SUNDOWN INC            COM             761648104     4873.6  254000   SH      SOLE                254000
REXALL SUNDOWN INC            COM             761648104     1208.8   63000   SH      SOLE                 63000
TRAVIS BOATS & MOTORS INC     COM             894363100       4788  266000   SH      SOLE                266000
TRAVIS BOATS & MOTORS INC     COM             894363100       1449   80500   SH      SOLE                 80500
TECHNOLOGY SOLUTIONS INC      COM             87872T108     2629.8  369100   SH      SOLE                369100
TECHNOLOGY SOLUTIONS INC      COM             87872T108      712.5  100000   SH      SOLE                100000
WHOLE FOODS MARKET INC        COM             966837106     5585.9  162500   SH      SOLE                162500
WHOLE FOODS MARKET INC        COM             966837106      687.5   20000   SH      SOLE                 20000
WABASH NATIONAL CORP          COM             929566107     1086.9   93500   SH      SOLE                 93500
WABASH NATIONAL CORP          COM             929566107     588.23   50600   SH      SOLE                 50600
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